EIP Receivables - Summary of EIP Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable Financing [Abstract]
EIP receivables, gross	$ 92,081	$ 76,697
Unamortized imputed discount	(4,588)	(4,335)
EIP receivables, net of unamortized imputed discount	87,493	72,362
Allowance for doubtful accounts	(6,703)	(4,852)
EIP receivables, net	80,790	67,510	$ 43,381
EIP receivables, current net	43,538	31,750
Long-term EIP receivables	37,252	35,760
EIP receivables, net	$ 80,790	$ 67,510	$ 43,381